Debt (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt
Debt - opening balance			$ 57,000	$ 0	$ 0
Drawdowns	$ 0	$ 5,000	10,000	115,000	130,000
Repayments	(40,000)	$ (20,000)	(47,000)	$ (50,000)	(73,000)
Debt - closing balance	$ 20,000		$ 20,000		$ 57,000